Premises and Equipment (Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,293,125	¥ 3,037,843
Less: Accumulated depreciation and amortization	1,251,852	1,199,853
Premises and equipment-net	2,041,273	1,837,990
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	575,054	552,205
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	807,312	827,458
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	485,407	463,205
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	93,967	88,195
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	23,093	20,656
Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,308,292	¥ 1,086,124